Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents		$ 155,505	$ 204,213	$ 889,793
Accounts receivable, less allowance		2,018,768	2,104,555	1,230,987
Inventories:
Finished goods	[1]	1,426,366	1,356,429	898,627
Work in process and raw materials		388,909	386,036	169,699
Total inventory		1,815,275	1,742,465	1,068,326
Deferred income taxes				57,162
Other current assets		354,939	355,697	381,030
Total current assets		4,344,487	4,406,930	3,627,298
Property, plant and equipment:
Land		244,608	254,676	115,555
Buildings		979,140	962,094	714,815
Machinery and equipment		2,668,492	2,572,963	2,153,437
Construction in progress		147,931	177,056	117,126
Total gross property, plant and equipment		4,040,171	3,966,789	3,100,933
Less allowances for depreciation		2,263,332	2,089,674	2,005,045
Total net property, plant and equipment		1,776,839	1,877,115	1,095,888
Goodwill		6,956,702	6,814,345	1,126,892
Intangible assets		5,201,579	6,002,361	255,010
Deferred pension assets		270,664	296,743	225,529
Other assets		584,008	502,023	421,904
Total Assets	[1]	19,134,279	19,899,517	6,752,521
Current liabilities:
Short-term borrowings		328,403	633,731	40,739
Accounts payable		1,799,424	1,791,552	1,034,608
Compensation and taxes withheld		504,547	508,166	398,045
Accrued taxes		80,766	79,901	76,765
Current portion of long-term debt		307,191	1,179	700,475
California litigation accrual		136,333
Other accruals		1,141,083	972,651	578,547
Total current liabilities		4,297,747	3,987,180	2,829,179
Long-term debt		8,708,057	9,885,745	1,211,326
Postretirement benefits other than pensions		257,621	274,675	250,397
Deferred income taxes	[1]	1,130,872	1,419,601	73,833
Other long-term liabilities		1,009,237	684,442	509,345
Shareholders’ equity:
Common stock		118,373	117,561	116,563
Other capital		2,896,448	2,723,183	2,488,564
Retained earnings	[1]	6,246,548	5,458,416	4,049,497
Treasury stock, at cost		(4,900,690)	(4,266,416)	(4,235,832)
Cumulative other comprehensive loss		(629,934)	(384,870)	(540,351)
Total shareholders’ equity	[1]	3,730,745	3,647,874	1,878,441
Total Liabilities and Shareholders’ Equity	[1]	$ 19,134,279	$ 19,899,517	$ 6,752,521

[1]	December 31, 2017 has been adjusted for an inventory accounting change.